Accounts Receivable, Net	6 Months Ended
Mar. 31, 2021
Credit Loss [Abstract]
Accounts Receivable, Net

NOTE 4 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	March 31, 2021	September 30, 2020
	(Unaudited)
Accounts receivable	$8,883,393	$5,864,040
Less: allowance for doubtful accounts	(13,646)	(93,032)
Accounts receivable, net	$8,869,747	$5,771,008

The Company’s accounts receivable primarily includes balance due from customers when the Company’s products are sold and delivered to customers.

Approximately $8.7 million or 97.4% of the net accounts receivable balance as of March 31, 2021 has been collected as of the date of this filing and the remaining balance is expected to be collected by August 2021. The following table summarizes the Company’s accounts receivable and subsequent collection by aging bucket:

Accounts Receivable by aging bucket	Balance as of March 31, 2021	Subsequent collection	% of subsequent collection
	(Unaudited)
Less than 3 months	$5,097,728	$4,887,155	95.9%
From 4 to 6 months	3,770,187	3,764,957	99.9%
From 7 to 9 months	1,836	-	0.0%
From 10 to 12 months	259	-	0.0%
Over 1 year	13,383	-	0.0%
Total gross accounts receivable	8,883,393	8,652,112	97.4%
Allowance for doubtful accounts	(13,646)	-
Accounts Receivable, net	$8,869,747	$8,652,112	97.4%

Allowance for doubtful accounts movement is as follows:

	March 31, 2021	September 30, 2020
	(Unaudited)
Beginning balance	$93,032	$73,386
Additions	15,951	15,569
Write-off uncollectible balance	(98,851)	-
Foreign currency translation adjustments	3,514	4,077
Ending balance	$13,646	$93,032